Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group		563
Number of consolidated structured entities in the Group		225
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	362	376
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)		187
Restricted liquidity reserves in EUR billion	€ 19.9	€ 25.5